Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended		3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 30, 2024	Jul. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 53			$ 132	$ 41			$ 333	$ 222
Cost of revenue and operating expenses:
Cost of revenue	157			414	253			1,381	972
Research and development	1,251			1,217	4,418			7,585	13,625
Selling, general, and administrative	4,851			2,926	4,451			13,047	8,234
Total cost of revenue and operating expenses	6,259			4,557	9,122			22,013	22,831
Loss from operations	(6,206)			(4,425)	(9,081)			(21,680)	(22,609)
Other income (expense):
Convertible notes fair value adjustment	(1,907)		$ 3,255	3,255	(1,051)			2,059	(4,084)
Warrant liabilities fair value adjustment	177		4,973	4,973	(23)			191	(83)
Interest expense	(304)			(435)	(485)			(1,818)	(1,082)
Interest income				166	2			3	2
Other (expense) income, net	5			72	(123)			(33)	(113)
Total other income (expense), net	(2,029)			8,031	(1,680)			402	(5,360)
Net income (loss)	(8,235)		$ 3,600	3,606	(10,761)			(21,278)	(27,969)
Other comprehensive income (loss):
Foreign currency translation adjustment	(2)			(9)	4			3	(1)
Comprehensive income (loss)	$ (8,237)			$ 3,597	$ (10,757)			$ (21,275)	$ (27,970)
Basic net income (loss) per share (Note 15) (in dollars per share)	$ (8.34)			$ 0.18	$ (14.15)			$ (26.08)	$ (36.83)
Diluted net income (loss) per share (Note 15) (in dollars per share)	$ (8.34)	$ (14.15)	$ 0.02	$ 0.02	$ (14.15)	$ (16.72)	$ (22.67)	$ (26.08)	$ (36.83)
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor		Successor	Successor	Predecessor			Predecessor	Predecessor	Predecessor